Held-to-maturity Financial Assets - Additional Information (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of held to maturity financial assets [Abstract]
Interest income related to held-to-maturity financial assets	R$ 2,896	R$ 3,788	R$ 3,758